Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 224,411,125.26
Previously Paid Amount	0.00
Total Fee Amount	30,991.18
Total Offset Amount	0.00
Net Fee	30,991.18
Narrative - Max Aggregate Offering Price	$ 224,411,125.26
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true